Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Rental Commitments under Operating Leases
The future minimum rental commitments at December 31, 2015 under operating leases having an initial or remaining non-cancelable term of one year or more are as follows (in thousands):

2016	$10,146
2017	8,205
2018	7,016
2019	5,251
2020	4,984
Thereafter	28,836
$64,438